Deposits (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Deposits Assets [Roll Forward]
Opening Initial deposits	$ 835,404		$ 82,312,489
Deposits made	1,061,291		735,749
Costs incurred	(281,740)		(82,212,834)
Remaining deposits	1,614,955		835,404
Less: Current	(906,541)		(89,587)
Deposits, non-current	708,414		745,817
RMT
Deposits Assets [Roll Forward]
Opening Initial deposits	89,587	[1]	13,890,773	[1]
Deposits made		[1]		[1]
Costs incurred	(89,587)	[1]	(13,801,186)	[1]
Remaining deposits		[1]	89,587	[1]
SDG&E
Deposits Assets [Roll Forward]
Opening Initial deposits		[2]
Deposits made	491,054	[2]
Costs incurred	(7,914)	[2]
Remaining deposits	483,140	[2]
Gamesa
Deposits Assets [Roll Forward]
Opening Initial deposits			66,524,759
Deposits made
Costs incurred			(66,524,759)
Remaining deposits
SCE
Deposits Assets [Roll Forward]
Opening Initial deposits	680,000	[3]	1,281,250	[3]
Deposits made	(52,686)	[3]	580,000	[3]
Costs incurred	(27,314)	[3]	(1,181,250)	[3]
Remaining deposits	600,000	[3]	680,000	[3]
Other
Deposits Assets [Roll Forward]
Opening Initial deposits	65,817		615,707
Deposits made	622,923		155,749
Costs incurred	(156,925)		(705,639)
Remaining deposits	$ 531,815		$ 65,817

[1]	In December 2010, the Company entered into two Engineering, Procurement and Construction Agreements ("EPC's") with RMT, Inc. ("RMT") for a total of $53 million. Effective March 12, 2012, Windstar was fully commissioned and commercially operational, and the remaining deposit was utilised.
[2]	On March 26, 2012, the Company made a $483,140 delivery term security deposit with SDG&E, as performance assurance for the term of the PPA, up to expiration on December 31, 2013. Any unused portion of the deposit shall be returned upon early termination, or upon expiration of the agreement.
[3]	The Company has a $100,000 large generator interconnection agreement deposit, and a $500,000 interconnection study deposit with SCE, in relation to the Company's Mesa repower and expansion initiatives. The interconnection study has been completed, at a much lower cost than anticipated, and the unused deposit was refunded in the third quarter of 2012.